Risk Mangement and Use of Derivatives Financial Instruments (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 quantity	Mar. 31, 2012 property tenant	Dec. 31, 2010
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 1,400,000
Cash Flow Hedges Derivative Instruments at Fair Value, Net	4,300,000
Loss on Contract Termination for Default	4,800,000
Concentration Risk, Benchmark Description	10.0%
Schedule Of Equity Method Investments [Line Items]
Percentage Geography		18.00%
Assets	1,462,623,000	1,458,986,000	1,172,326,000
Number of Real Estate Properties	157	156
Number Of Tenants	73	72
Maximum Potential Future Exposure on Credit Risk Derivatives	100,000
CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Assets	$ 3,600,000,000	$ 3,600,000,000
Number of Real Estate Properties	512	506
Number Of Tenants	150	147
1-Month LIBOR [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	4.30%
3-Month LIBOR [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	2.90%